CONTINGENCIES (Tables)	12 Months Ended
Dec. 29, 2012
CONTINGENCIES
Costs of Environmental Liabilities with Remediation

(In millions)	2012	2011

Balance at beginning of year	$40.6	$46.3
(Reversals) charges, net	(3.1)	.4
Payments	(5.0)	(6.1)

Balance at end of year	$32.5	$40.6